Note 7 - Registered Direct Offerings	9 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Equity [Text Block]

7. REGISTERED DIRECT OFFERINGS

On September 30, 2016, the Company filed a registration statement with the SEC utilizing a “shelf” registration process, which was subsequently declared effective by the SEC on October 20, 2016 (such registration statement, the “Shelf Registration Statement”). Under the Shelf Registration Statement, the Company may offer and sell any combination of its Common Stock, warrants, debt securities, subscription rights, and/or units comprised of the foregoing to raise up to $50,000,000 in gross proceeds.

On February 20, 2017, the Company entered into a Securities Purchase Agreement (the “2017 SPA”) with six accredited investors (collectively, the “2017 Investors”) providing for the issuance and sale by the Company to the 2017 Investors of an aggregate of 6,355 units at a purchase price of $960.00 per unit in a registered offering (the “2017 Financing”). The securities comprising the units sold in the 2017 Financing were issued under the Shelf Registration Statement, and consisted of a share of Common Stock, a warrant equal to 55% of the shares of Common Stock at an exercise price of $1,200.00 per share (“Series F Warrant”) at any time prior to the fifth anniversary of the issuance date of the Series F Warrant subject to certain restrictions on exercise (the “2017 Warrants”) and the shares issuable upon exercise of the 2017 Warrants (the “2017 Warrant Shares”).

On June 28, 2018, the Company entered into a Securities Purchase Agreement (“2018 SPA”) with eight accredited investors (collectively, the “2018 Investors”) providing for the issuance and sale by the Company to the 2018 Investors of an aggregate of 5,669 units at a purchase price of $800.00 per unit in a registered offering (“2018 Financing”). The securities comprising the units sold in the 2018 Financing were issued under the Shelf Registration Statement, and consisted of a share of Common Stock, a warrant to purchase up to a number of shares of the Company’s Common Stock equal to 75% of the shares of Common Stock at an exercise price of $1,120.00 per share (“Series G Warrant”) at any time prior to the fifth anniversary of the issuance date of the Series G Warrant subject to certain restrictions on exercise (the “2018 Warrants”) and the shares issuable upon exercise of the 2018 Warrants (the “2018 Warrant Shares”).

On May 12, 2019, the Company entered into a Securities Purchase Agreement (“2019 SPA”) with five accredited investors (collectively, the “2019 Investors”) providing for the issuance and sale by the Company to the 2019 Investors of an aggregate of 5,385 units at a purchase price of $520.00 per unit in a registered offering (“2019 Financing"). The securities comprising the units sold in the 2019 Financing were issued under the Shelf Registration Statement, and consisted of a share of Common Stock, a warrant to purchase one share of Common Stock at an exercise price of $640.00 per share (“Series H Warrant”) at any time prior to the fifth anniversary of the issuance date of the Series H Warrant subject to certain restrictions on exercise (the “2019 Warrants”) and the shares issuable upon exercise of the 2019 Warrants (the “2019 Warrant Shares”).

On March 10, 2023, the Company entered into exchange agreements (the “Exchange Agreements”) with each holder (the “Warrantholders”) of the Company’s outstanding Series G Warrants to purchase shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) at an exercise price of $1,120.00 per share (the “Series G Warrants”) and the Company’s outstanding Series H Warrants to purchase shares of Common Stock at an exercise price of $640.00 per share (the “Series H Warrants” and, together with the Series G Warrants, the “Warrants”). Pursuant to the Exchange Agreements, the Warrantholders exchanged 4,252 Series G Warrants for 426 shares of Common Stock and 5,385 Series H Warrants for 1,078 shares of Common Stock. All 3,495 remaining Series F Warrants expired during the fiscal year ended September 30, 2022.